Expense Example - AMG Veritas Asia Pacific Fund	May 24, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,480
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	$ 1,192